STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 56.2%
Argentina - .5%
Globant	7,179	[a,b]	761,333
Grupo Financiero Galicia, ADR	25,100	[b]	407,373
			1,168,706
Brazil - 3.9%
B3 - Brasil Bolsa Balcao	18,800		200,819
Banco Bradesco	9,330		79,020
Banco do Brasil	77,900		1,022,865
BB Seguridade Participacoes	28,400	[b]	266,160
BR Malls Participacoes	4,235	[b]	19,013
CCR	169,600		800,211
Cia de Saneamento Basico do Estado de Sao Paulo	24,200	[b]	364,320
Cia Siderurgica Nacional	84,900	[b]	297,795
EDP - Energias do Brasil	193,600		1,063,604
Hypera	58,200		516,359
IRB Brasil Resseguros	31,400		304,032
JBS	77,300	[b]	495,771
Minerva	204,200	[b]	651,783
Petroleo Brasileiro, ADR	85,928		1,282,046
Vale	35,800		474,343
YDUQS Part	69,700	[b]	823,017
			8,661,158
Chile - .4%
Aguas Andinas, Cl. A	159,300	[b]	67,580
Cia Cervecerias Unidas	8,745		85,711
Enel Americas	2,395,000		531,904
Enel Generacion Chile	332,100	[b]	165,116
			850,311
China - 16.7%
Alibaba Group Holding, ADR	38,830	[b]	8,235,843
Angang Steel, Cl. H	148,200	[b]	61,621
Anhui Conch Cement, Cl. H	234,000	[b]	1,705,684
ANTA Sports Products	74,000	[b]	662,385
BAIC Motor, Cl. H	772,500	[b,c]	438,183
Baidu, ADR	1,950	[b]	246,480
Beijing Capital International Airport, Cl. H	146,000	[b]	141,460
CGN Power, Cl. H	540,000	[b,c]	144,142
China Coal Energy, Cl. H	1,071,000	[b]	424,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 56.2% (continued)
China - 16.7% (continued)
China Construction Bank, Cl. H	3,054,000	[b]	2,637,658
China Everbright Bank, Cl. A	822,200	[b]	520,537
China Evergrande Group	40,000		110,879
China Merchants Bank, Cl. A	45,300	[b]	244,394
China National Building Material, Cl. H	456,000	[b]	509,118
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	89,300	[b]	406,136
China Shenhua Energy, Cl. H	116,000	[b]	242,352
China Vanke, Cl. H	11,300	[b]	48,217
China Yangtze Power, Cl. A	120,800	[b]	318,748
Chongqing Rural Commercial Bank, Cl. H	564,000	[b]	288,069
CNOOC	784,000	[b]	1,303,934
Country Garden Holdings	29,000	[b]	46,446
ENN Energy Holdings	68,200	[b]	745,252
Gree Electric Appliances, Cl. A	45,000	[b]	423,662
Hundsun Technologies, Cl. A	62,900	[b]	701,899
Li Ning	150,500	[b]	450,980
Longfor Group Holdings	7,000	[c]	32,789
Meituan Dianping, Cl. B	54,800	[b]	716,620
New China Life Insurance, Cl. H	122,100	[b]	524,922
PICC Property & Casualty, Cl. H	306,000	[b]	368,741
Ping An Insurance Group Company of China, Cl. H	308,500	[b]	3,646,272
Shandong Weigao Group Medical Polymer, Cl. H	268,000		321,230
Shanghai Pharmaceuticals Holding, Cl. H	186,900	[b]	363,616
Sino-Ocean Group Holding	22,500	[b]	9,038
Sinotruk Hong Kong	207,000	[b]	441,505
Tencent Holdings	167,300	[b]	8,064,099
Tingyi Cayman Islands Holding	176,000	[b]	300,399
Weichai Power, Cl. H	279,000	[b]	588,627
Wuliangye Yibin, Cl. A	34,700	[b]	662,596
Yanzhou Coal Mining, Cl. H	336,000		301,836
Zhongsheng Group Holdings	38,000	[b]	155,564
			37,556,633
Colombia - .8%
Bancolombia, ADR	10,679		585,102
Ecopetrol	553,600		558,277
Grupo Aval Acciones y Valores, ADR	47,797		416,790
Interconexion Electrica	25,770		153,653
			1,713,822
Czech Republic - .3%
Moneta Money Bank	195,526	[c]	733,113

Description	Shares		Value ($)
Common Stocks - 56.2% (continued)
Greece - .2%
Hellenic Telecommunications Organization	34,700	[b]	555,042
Hong Kong - 2.0%
Bosideng International Holdings	500,000		180,306
China Mobile	37,500	[b]	315,215
China Overseas Land & Investment	26,000	[b]	101,267
China Resources Cement Holdings	216,000	[b]	274,979
China Resources Land	20,000	[b]	99,585
China Unicom Hong Kong	800,000	[b]	753,564
Galaxy Entertainment Group	89,000	[b]	655,596
Kingboard Laminates Holdings	85,500		105,993
Seaspan	46,127		655,465
Shanghai Industrial Holdings	80,000	[b]	153,998
Shanghai Industrial Urban Development Group	83,000	[b]	10,439
Shimao Property Holdings	214,500	[b]	831,320
Sino Biopharmaceutical	166,000		232,204
			4,369,931
Hungary - .5%
MOL Hungarian Oil & Gas	52,500	[b]	523,120
OTP Bank	11,475	[b]	600,086
			1,123,206
India - 4.2%
ACC	35,671	[b]	722,459
Bajaj Finance	5,000	[b]	296,642
Bharti Infratel	133,627		472,705
Dr. Reddy's Laboratories	10,540	[b]	424,468
Hindalco Industries	143,300	[b]	433,946
Hindustan Petroleum	198,461	[b]	735,421
Hindustan Unilever	25,505		687,131
Housing Development Finance	32,682	[b]	1,104,637
ICICI Bank	109,448	[b]	826,325
Infosys	48,040		492,090
Larsen & Toubro	42,123	[b]	766,118
Maruti Suzuki India	5,492	[b]	566,957
Oil & Natural Gas	272,700	[b]	492,080
Shriram Transport Finance	45,667		749,258
The Tata Power Company	79,700	[b]	63,087
UPL	66,918	[b]	547,977
			9,381,301
Indonesia - .3%
Gudang Garam	133,700	[b]	510,434
Indah Kiat Pulp & Paper	439,600	[b]	243,826
			754,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 56.2% (continued)
Luxembourg - .1%
Tenaris, ADR	12,573		284,653
Malaysia - .2%
RHB Bank	351,200	[b]	496,256
Mexico - 1.9%
America Movil, Ser. L	1,027,200		820,347
Arca Continental	100,700	[b]	532,646
Fibra Uno Administracion	12,700		19,667
Grupo Aeroportuario del Centro Norte	95,900	[b]	718,001
Grupo Aeroportuario del Pacifico, Cl. B	10,000		118,868
Grupo Financiero Banorte, Cl. O	183,500	[b]	1,024,475
Grupo Mexico, Ser. B	197,300		542,412
Wal-Mart de Mexico	201,100		577,322
			4,353,738
Netherlands - .2%
VEON, ADR	154,232	[b]	390,207
Philippines - .8%
Aboitiz Equity Ventures	51,300	[b]	52,166
Ayala Land	742,000		666,621
Globe Telecom	6,020		240,111
International Container Terminal Services	270,130	[b]	685,926
Metro Pacific Investments	1,842,000	[b]	126,570
SM Prime Holdings	44,800	[b]	37,241
			1,808,635
Poland - .4%
Play Communications	46,101	[b,c]	425,297
Powszechna Kasa Oszczednosci Bank Polski	43,200	[b]	392,386
			817,683
Russia - 3.6%
Gazprom, ADR	205,495	[b]	1,690,813
Lukoil, ADR	21,610		2,143,280
MMC Norilsk Nickel, ADR	6,353		194,084
Rosneft Oil, GDR	11,893		85,725
Sberbank of Russia, ADR	106,434	[b]	1,749,775
Sistema, GDR	5,949	[b]	28,995
Surgutneftegas, ADR	12,340	[b]	99,522
Tatneft, ADR	6,884		508,452
X5 Retail Group, GDR	12,502	[b]	431,319
Yandex, Cl. A	24,573	[b]	1,068,680
			8,000,645
Saudi Arabia - .2%
Al Rajhi Bank	21,250	[b]	370,472

Description	Shares		Value ($)
Common Stocks - 56.2% (continued)
Singapore - .3%
Sea, ADR	19,046	[b]	766,030
South Africa - 2.7%
Absa Group	23,870	[b]	254,447
Clicks Group	33,520		614,087
Growthpoint Properties	16,697		26,358
Investec	82,800		490,439
Kumba Iron Ore	17,934	[b]	534,012
Mediclinic International	88,225	[a]	481,007
Naspers, Cl. N	3,990	[b]	652,595
Nedbank Group	28,300	[b]	433,007
Redefine Properties	20,141		10,871
Resilient REIT	2,303	[b]	11,188
Sibanye Gold	788,510	[a,b]	2,020,536
Telkom	100,373		249,535
The Foschini Group	36,100		385,306
			6,163,388
South Korea - 6.5%
Daelim Industrial	6,145	[b]	480,888
Doosan Bobcat	4,410	[b]	130,990
Hyundai Glovis	2,800	[b]	346,232
Hyundai Mobis	2,939	[b]	650,598
Korea Investment Holdings	17,379	[b]	1,088,019
Korea Zinc	460	[b]	169,052
Kumho Petrochemical	5,446	[b]	364,966
LG Uplus	19,300	[b]	236,984
Meritz Securities	210,188	[b]	688,843
NH Investment & Securities	9,900	[b]	108,721
POSCO	2,697		551,550
Posco International	31,800	[b]	512,837
Samsung Electronics	119,547		5,768,276
Samsung Securities	14,300	[b]	477,306
Shinhan Financial Group	25,526		956,853
Shinsegae	1,860	[b]	464,819
SK Hynix	11,536		938,681
S-Oil	4,141	[b]	341,249
Woori Financial Group	36,160		362,710
			14,639,574
Taiwan - 7.9%
Asia Cement	333,000	[b]	532,653
Chailease Holding	420,707	[b]	1,936,737
Chicony Electronics	206,000	[b]	611,602
Feng Tay Enterprise	114,500	[b]	744,821
Hon Hai Precision Industry	124,000	[b]	375,595
Lite-On Technology	238,000	[b]	391,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 56.2% (continued)
Taiwan - 7.9% (continued)
MediaTek	107,000	[b]	1,583,030
Nanya Technology	52,000	[b]	144,671
Nien Made Enterprise	13,400	[b]	123,822
Powertech Technology	133,000	[b]	442,786
Radiant Opto-Electronics	102,000	[b]	408,313
Realtek Semiconductor	25,000	[b]	195,984
Taiwan Cement	111,641	[b]	162,748
Taiwan Semiconductor Manufacturing	717,600		7,923,595
Uni-President Enterprises	232,000	[b]	574,254
Win Semiconductors	49,000	[b]	480,568
Winbond Electronics	254,000	[b]	165,650
Yageo	51,000	[b]	743,470
Zhen Ding Technology Holding	58,000	[b]	276,679
			17,818,788
Thailand - .3%
PTT, NVDR	75,400		110,757
Thai Beverage	577,800		382,350
Thai Oil	47,900	[b]	110,644
			603,751
Turkey - .7%
Akbank	5,980	[b]	8,152
BIM Birlesik Magazalar	63,187		495,597
Emlak Konut Gayrimenkul Yatirim Ortakligi	14,424	[b]	3,540
Eregli Demir ve Celik Fabrikalari	436,172	[b]	662,800
KOC Holding	37,600	[b]	128,430
Turkiye Is Bankasi, Cl. C	122,500	[b]	131,993
Turkiye Sise ve Cam Fabrikalari	27,110	[b]	24,016
Turkiye Vakiflar Bankasi, Cl. D	21,320	[b]	19,747
			1,474,275
United Arab Emirates - .6%
Dubai Islamic Bank	815,342	[b]	1,223,074
Emaar Properties	29,063	[b]	31,807
			1,254,881
Total Common Stocks (cost $97,851,259)			126,110,459

Exchange-Traded Funds - .1%
United States - .1%
iShares MSCI Emerging Markets ETF	1,300		58,331
Vanguard FTSE Emerging Markets ETF	1,200		53,364
Total Exchange-Traded Funds (cost $101,033)			111,695

	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .4%
Banco Bradesco	5.81	16,497		148,332
Banco do Estado do Rio Grande do Sul, Cl. B	5.92	149,900		806,755
				955,087
South Korea - .3%
Samsung Electronics	2.13	17,820		699,579
Total Preferred Stocks (cost $1,187,674)				1,654,666
	1-Day Yield (%)
Investment Companies - 41.4%
Registered Investment Companies - 41.4%
BNY Mellon Global Emerging Markets Fund, Cl. Y		4,359,543	[d]	74,722,575
BNY Mellon Strategic Beta Emerging Markets Equity, Cl. Y		1,362,375	[d]	18,133,204
Total Investment Companies (cost $71,923,820)				92,855,779

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $499,596)	1.60	499,596	[d]	499,596
Total Investments (cost $171,563,382)		98.6%		221,232,195
Cash and Receivables (Net)		1.4%		3,095,111
Net Assets		100.0%		224,327,306

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At December 31, 2019, the value of the fund’s securities on loan was $2,247,623 and the value of the collateral was $2,305,865, consisting of cash collateral of $499,596 and U.S. Government & Agency securities valued at $1,806,269.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $1,773,524 or .79% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
United States Dollar	131,605	South African Rand	1,839,488	1/6/2020	369
Goldman Sachs
United States Dollar	50,839	Mexican Peso	958,042	1/2/2020	182
J.P. Morgan Securities
United States Dollar	10,922	Turkish Lira	65,016	1/3/2020	2
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	243,361	Hong Kong Dollar	1,894,995	1/2/2020	181
United States Dollar	473,544	Hong Kong Dollar	3,688,518	1/3/2020	215
United States Dollar	23,941	Euro	21,327	1/3/2020	14
RBC Capital Markets
United States Dollar	35,065	Hungarian Forint	10,363,875	1/2/2020	(63)
Gross Unrealized Appreciation					963
Gross Unrealized Depreciation					(63)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	126,110,459	−	−	126,110,459
Equity Securities - Preferred Stocks	1,654,666	−	−	1,654,666
Exchange-Traded Funds	111,695	−	−	111,695
Investment Companies	93,355,375	−	−	93,355,375
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	963	−	963
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(63)	−	(63)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2019, accumulated net unrealized appreciation on investments was $49,688,813, consisting of $53,888,682 gross unrealized appreciation and $4,219,869 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.